UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22078
______________________________________________

Master Trust
______________________________________________________________________________
(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028
______________________________________________________________________________
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
1285 Avenue of Americas, 12th Floor
New York, NY 10019-6028
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: April 30

Date of reporting period: April 30, 2012

Item 1. Reports to Stockholders.

Money Market Funds

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund
Annual Report
April 30, 2012

Prime Master Fund
Statement of net assets—April 30, 2012

Security description	Face amount	Value
US government and agency obligations—19.58%
Federal Farm Credit Bank
0.200%, due 05/01/12[1]	$100,000,000	$99,994,414
0.250%, due 05/01/12[1]	80,000,000	80,012,230
0.270%, due 05/01/12[1]	50,000,000	50,002,821
0.240%, due 05/02/12[1]	56,750,000	56,758,593
0.250%, due 04/02/13	86,000,000	86,000,000
Federal Home Loan Bank
0.280%, due 05/01/12[1]	200,000,000	200,000,000
0.350%, due 05/01/12[1]	50,000,000	50,000,000
0.350%, due 05/01/12[1]	157,000,000	157,000,000
1.375%, due 06/08/12	127,840,000	127,986,999
0.330%, due 11/08/12	50,000,000	50,000,000
Federal Home Loan Mortgage Corp.*
0.350%, due 05/01/12[1]	122,000,000	122,034,255
0.191%, due 05/06/12[1]	265,000,000	264,891,152
Federal National Mortgage Association*
0.100%, due 10/15/12[2]	250,000,000	249,884,028
US Treasury Bills
0.150%, due 09/13/12[2]	240,000,000	239,865,000
US Treasury Notes
0.750%, due 05/31/12	118,000,000	118,051,819
1.375%, due 10/15/12	235,000,000	236,304,216
1.375%, due 11/15/12	125,000,000	125,811,286
0.625%, due 12/31/12	100,000,000	100,306,866
1.375%, due 01/15/13	500,000,000	504,161,697
0.625%, due 02/28/13	75,000,000	75,258,143
2.750%, due 02/28/13	75,000,000	76,599,686
Total US government and agency obligations (cost—$3,070,923,205)		3,070,923,205
Time deposit—1.86%
Banking-US—1.86%
Northern Trust Corp.
0.080%, due 05/01/12 (cost—$291,400,000)	291,400,000	291,400,000

1

Prime Master Fund
Statement of net assets—April 30, 2012

Security description	Face amount	Value
Certificates of deposit—27.97%
Banking-non-US—27.97%
Bank of Montreal
0.140%, due 05/03/12	$350,000,000	$350,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.360%, due 07/10/12	250,000,000	250,000,000
0.380%, due 07/25/12	42,000,000	42,001,977
0.380%, due 07/30/12	40,000,000	40,001,995
BNP Paribas SA
0.200%, due 05/01/12	100,000,000	100,000,000
0.530%, due 05/01/12	300,000,000	300,000,000
Deutsche Bank AG
0.450%, due 07/30/12	300,000,000	300,000,000
DNB Bank ASA
0.140%, due 05/02/12	200,000,000	200,000,000
DNB NOR AB
0.270%, due 05/29/12	250,000,000	250,000,000
Mizuho Corporate Bank Ltd.
0.170%, due 05/02/12	150,000,000	150,000,000
0.170%, due 05/10/12	250,000,000	250,000,000
0.170%, due 05/30/12	50,000,000	50,000,000
National Australia Bank Ltd.
0.291%, due 05/09/12[1]	200,000,000	200,000,000
Natixis
0.570%, due 05/02/12	175,000,000	175,000,000
Nordea Bank Finland
0.400%, due 06/12/12	165,000,000	165,000,000
0.400%, due 06/12/12	85,000,000	85,000,000
Oversea-Chinese Banking Corp., Ltd.
0.250%, due 07/23/12	126,000,000	126,000,000
Skandinaviska Enskilda Banken AB
0.140%, due 05/07/12	125,000,000	124,999,893
0.470%, due 07/25/12	175,000,000	175,000,000
Societe Generale
0.270%, due 05/01/12	100,000,000	100,000,000
0.400%, due 05/01/12	110,000,000	110,000,000
0.500%, due 06/01/12	250,000,000	250,000,000

2

Prime Master Fund
Statement of net assets—April 30, 2012

Security description	Face amount	Value
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
Sumitomo Mitsui Banking Corp.
0.350%, due 07/19/12	$145,000,000	$145,000,000
Toronto-Dominion Bank
0.542%, due 05/02/12[1]	150,000,000	150,000,000
0.210%, due 05/08/12	300,000,000	300,000,000
Total certificates of deposit (cost—$4,388,003,865)		4,388,003,865
Commercial paper[2]—35.46%
Asset backed-banking US—1.11%
Atlantis One Funding
0.220%, due 06/04/12	175,000,000	174,963,639
Asset backed-miscellaneous—11.50%
Atlantic Asset Securitization LLC
0.420%, due 05/01/12	150,000,000	150,000,000
0.500%, due 06/01/12	250,000,000	249,892,361
Barton Capital LLC
0.230%, due 05/02/12	330,000,000	329,997,892
FCAR Owner Trust
0.290%, due 07/13/12	95,000,000	94,944,135
LMA Americas LLC
0.450%, due 05/11/12	60,000,000	59,992,500
0.600%, due 06/01/12	275,000,000	274,857,917
Regency Markets No. 1 LLC
0.200%, due 05/17/12	130,000,000	129,988,444
0.200%, due 05/21/12	106,500,000	106,488,167
Thames Asset Global Securitization No. 1
0.350%, due 05/10/12	182,911,000	182,894,995
0.340%, due 05/11/12	125,000,000	124,988,194
Victory Receivables Corp.
0.180%, due 05/21/12	100,030,000	100,019,997
		1,804,064,602

3

Prime Master Fund
Statement of net assets—April 30, 2012

Security description	Face amount	Value
Commercial paper[2]—(continued)
Asset backed-securities—3.42%
Argento Variable Funding Co. LLC
0.230%, due 05/14/12	$50,000,000	$49,995,847
Cancara Asset Securitisation LLC
0.270%, due 05/02/12	136,000,000	135,998,980
0.270%, due 05/10/12	50,000,000	49,996,625
0.230%, due 05/14/12	100,000,000	99,991,695
0.250%, due 05/14/12	200,000,000	199,981,944
		535,965,091
Banking-non-US—13.06%
Australia & New Zealand Banking Group Ltd.
0.550%, due 07/13/12	200,000,000	199,776,944
0.550%, due 07/18/12	121,000,000	120,855,808
Commonwealth Bank of Australia
0.513%, due 05/21/12[1,3]	270,000,000	270,000,000
0.180%, due 06/08/12	60,000,000	59,988,600
0.770%, due 01/11/13	165,000,000	164,100,063
Credit Suisse
0.290%, due 07/10/12	100,000,000	99,943,611
Oversea-Chinese Banking Corp., Ltd.
0.250%, due 06/29/12	200,000,000	199,918,056
Skandinaviska Enskilda Banken AB
0.495%, due 07/09/12	150,000,000	149,857,687
Sumitomo Mitsui Banking Corp.
0.350%, due 07/20/12	175,000,000	174,863,889
0.350%, due 07/25/12	160,000,000	159,867,778
Svenska Handelsbanken
0.420%, due 05/17/12	150,000,000	149,972,000
Westpac Securities NZ Ltd.
0.390%, due 05/17/12[1,3]	125,000,000	125,000,000
0.768%, due 07/06/12[1]	175,000,000	175,000,000
		2,049,144,436

4

Prime Master Fund
Statement of net assets—April 30, 2012

Security description	Face amount	Value
Commercial paper[2]—(concluded)
Banking-US—4.78%
ABN Amro Funding USA LLC
0.430%, due 06/13/12	$100,000,000	$99,948,639
0.410%, due 06/18/12	200,000,000	199,890,666
ING (US) Funding LLC
0.460%, due 05/24/12	250,000,000	249,926,528
0.390%, due 06/27/12	200,000,000	199,876,500
		749,642,333
Finance-noncaptive diversified—1.59%
General Electric Capital Corp.
0.370%, due 07/09/12	250,000,000	249,822,709
Total commercial paper (cost—$5,563,602,810)		5,563,602,810
Short-term corporate obligations—2.98%
Banking-non-US—2.18%
Svenska Handelsbanken
0.515%, due 06/08/12[1,3]	203,000,000	203,000,000
Westpac Securities NZ Ltd.
0.411%, due 05/04/12[1,3]	140,000,000	140,000,000
		343,000,000
Banking-US—0.80%
JPMorgan Chase Bank N.A.
0.505%, due 06/11/12[1]	125,000,000	125,000,000
Total short-term corporate obligations (cost—$468,000,000)		468,000,000
Repurchase agreements—12.11%
Repurchase agreements dated 04/30/12 with Bank
of America Securities, 0.170% due 05/01/12,
collateralized by $419,215,000 Federal Home
Loan Bank obligations, 0.190% to 2.375% due
02/28/13 to 03/14/14, $160,201,000 Federal
Home Loan Mortgage Corp. obligations, zero
coupon due 07/30/12, $198,522,700 US
Treasury Notes, 0.875% due 02/28/17 and
$259,504,200 US Treasury Bills, zero coupon
due 10/11/12; (value—$1,045,500,249);
proceeds: $1,025,004,840	1,025,000,000	1,025,000,000

5

Prime Master Fund
Statement of net assets—April 30, 2012

Security description	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/30/12 with Barclays
Capital, Inc., 0.410% due 05/01/12, collateralized
by $48,442,523 various common stocks;
(value—$267,500,012); proceeds: $250,002,847	$250,000,000	$250,000,000
Repurchase agreement dated 04/30/12 with
Barclays Capital, Inc., 0.460% due 05/01/12,
collateralized by $35,554,555 various common
stocks, preferred stocks and warrants;
(value—$517,486,085); proceeds: $475,006,069	475,000,000	475,000,000
Repurchase agreement dated 04/30/12 with Deutsche
Bank Securities, Inc., 0.200% due 05/01/12,
collateralized by $153,002,000 Federal Home
Loan Bank obligations, zero coupon due
05/10/12; (value—$153,000,470); proceeds:
$150,000,833	150,000,000	150,000,000
Repurchase agreement dated 04/30/12 with State
Street Bank & Trust Co., 0.010% due 05/01/12,
collateralized by $10,000 US Treasury Notes,
0.180% due 04/04/13; (value—$9,985);
proceeds: $8,000	8,000	8,000
Total repurchase agreements (cost—$1,900,008,000)		1,900,008,000
Total investments (cost—$15,681,937,880
which approximates cost for federal income
tax purposes)—99.96%		15,681,937,880
Other assets in excess of liabilities—0.04%		6,624,562
Net assets—100.00%		$15,688,562,442

6

Prime Master Fund
Statement of net assets—April 30, 2012

Affiliated issuer activity

The table below details the Fund’s transaction activity in an affiliated issuer during the year ended April 30, 2012. The advisor earns a management fee from UBS Private Money Market Fund LLC.

Security description	Value at 04/30/11	Purchases during the year ended 04/30/12	Sales during the year ended 04/30/12	Value at 04/30/12	Net income earned from affiliate for the year ended 04/30/12
UBS Private Money
Market Fund LLC	$—	$136,893,750	$136,893,750	$—	$201

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2012 in valuing the Fund’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and
agency obligations	$—	$3,070,923,205	$—	$3,070,923,205
Time deposit	—	291,400,000	—	291,400,000
Certificates of
deposit	—	4,388,003,865	—	4,388,003,865
Commercial paper	—	5,563,602,810	—	5,563,602,810
Short-term
corporate
obligations	—	468,000,000	—	468,000,000
Repurchase
agreements	—	1,900,008,000	—	1,900,008,000
Total	$—	$15,681,937,880	$—	$15,681,937,880

7

Prime Master Fund
Statement of net assets—April 30, 2012

Issuer breakdown by country of origin (unaudited)

Percentage of total investments
United States	56.8%
Australia	9.3
Japan	8.0
France	6.6
Canada	5.1
Sweden	5.1
Norway	2.9
Singapore	2.1
Germany	1.9
Finland	1.6
Switzerland	0.6
Total	100.0%

Portfolio footnotes

* On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

[1] Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2012 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

[2] Rates shown are the discount rates at date of purchase.

[3] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 4.70% of net assets as of April 30, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

8	See accompanying notes to financial statements

Treasury Master Fund
Statement of net assets—April 30, 2012

Security description	Face amount	Value
US government obligations—49.78%
US Treasury Bills
0.135%, due 05/03/12[1]	$700,000,000	$699,997,146
0.102%, due 05/17/12[1]	250,000,000	249,988,667
0.113%, due 05/17/12[1]	500,000,000	499,974,222
0.082%, due 05/24/12[1]	250,000,000	249,986,823
0.070%, due 05/31/12[1]	150,000,000	149,991,250
0.033%, due 06/14/12[1]	150,000,000	149,994,042
0.100%, due 06/14/12[1]	150,000,000	149,981,667
0.125%, due 08/09/12[1]	190,000,000	189,934,028
0.140%, due 08/30/12[1]	200,000,000	199,905,889
0.150%, due 09/13/12[1]	250,000,000	249,859,375
0.147%, due 09/20/12[1]	375,000,000	374,781,872
US Treasury Notes
1.375%, due 05/15/12	166,000,000	166,084,696
1.875%, due 06/15/12	900,000,000	901,983,769
1.500%, due 07/15/12	305,000,000	305,874,598
0.625%, due 07/31/12	80,000,000	80,102,648
4.625%, due 07/31/12	55,000,000	55,620,273
1.750%, due 08/15/12	150,000,000	150,709,821
0.375%, due 08/31/12	340,000,000	340,275,090
4.125%, due 08/31/12	150,000,000	152,010,688
1.375%, due 09/15/12	150,000,000	150,714,711
3.875%, due 10/31/12	150,000,000	152,773,987
1.375%, due 11/15/12	360,000,000	362,330,709
1.375%, due 02/15/13	345,000,000	348,223,889
0.625%, due 02/28/13	60,000,000	60,206,514
2.750%, due 02/28/13	100,000,000	102,132,915
Total US government obligations (cost—$6,493,439,289)		6,493,439,289

9

Treasury Master Fund
Statement of net assets—April 30, 2012

Security description	Face amount	Value
Repurchase agreements—50.11%
Repurchase agreement dated 04/30/12
with Bank of America Securities,
0.170% due 05/01/12, collateralized
by $1,927,044,300 US Treasury Notes,
0.500% to 3.500% due 10/15/13
to 11/15/21; (value—$2,040,000,026);
proceeds: $2,000,009,444	$2,000,000,000	$2,000,000,000
Repurchase agreement dated 04/24/12
with Barclays Capital, Inc., 0.100%
due 05/01/12, collateralized by
$466,861,100 US Treasury Notes,
0.625% to 3.250% due 07/15/14
to 03/31/19; (value—$510,000,053);
proceeds: $500,009,722	500,000,000	500,000,000
Repurchase agreement dated 04/25/12
with Barclays Capital, Inc., 0.150%
due 05/02/12, collateralized by
$149,961,500 US Treasury Inflation
Index Notes, 1.125% to 2.000%
due 07/15/14 to 01/15/21 and
$293,599,500 US Treasury Notes,
1.500% to 3.250% due 05/31/16
to 03/31/19; (value—$510,000,054);
proceeds: $500,014,583	500,000,000	500,000,000
Repurchase agreement dated 04/30/12
with Barclays Capital, Inc., 0.180%
due 05/01/12, collateralized by
$260,655,200 US Treasury Notes,
0.500% to 2.625% due 10/15/14
to 12/31/14; (value—$265,200,005);
proceeds: $260,001,300	260,000,000	260,000,000
Repurchase agreement dated 04/30/12
with BNP Paribas Securities Corp. 0.180%
due 05/01/12, collateralized by
$66,735,100 US Treasury Bills, zero
coupon due 08/09/12 to 10/25/12 and
$185,995,500 US Treasury Notes, 1.375%
due 01/15/13; (value—$255,000,068);
proceeds: $250,001,250	250,000,000	250,000,000

10

Treasury Master Fund
Statement of net assets—April 30, 2012

Security description	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/30/12
with Deutsche Bank, 0.190% due
05/01/12, collateralized by $84,451,000
US Treasury Bills, zero coupon due
10/11/12, $56,148,000 US Treasury
Bonds, 6.000% due 02/15/26 and
$1,031,945,808 US Treasury Notes,
0.250% to 4.625% due 01/31/13 to
08/15/21; (value—$1,250,826,037);
proceeds: $1,226,306,472	$1,226,300,000	$1,226,300,000
Repurchase agreement dated 04/25/12
with Goldman Sachs & Co., 0.080%
due 05/02/12, collateralized by
$434,362,800 US Treasury Inflation Index
Notes, 0.125% to 2.000% due 01/15/16
to 04/15/16; (value—$510,000,107);
proceeds: $500,007,778	500,000,000	500,000,000
Repurchase agreement dated 04/30/12
with Goldman Sachs & Co., 0.100%
due 05/01/12, collateralized by
$434,388,400 US Treasury Inflation
Index Bonds, 3.875% due 04/15/29 and
$289,484,100 US Treasury Inflation Index
Notes, 0.500% to 2.000% due 04/15/15
to 01/15/16; (value—$1,326,000,110);
proceeds: $1,300,003,611	1,300,000,000	1,300,000,000
Repurchase agreement dated 04/30/12
with State Street Bank & Trust Co.,
0.010% due 05/01/12, collateralized
by $200,000 US Treasury Notes, 1.500%
due 07/31/13; (value—$207,711);
proceeds: $202,000	202,000	202,000
Total repurchase agreements (cost—$6,536,502,000)		6,536,502,000
Total investments (cost—$13,029,941,289
which approximates cost for federal income
tax purposes)—99.89%		13,029,941,289
Other assets in excess of liabilities—0.11%		14,442,449
Net assets—100.00%		$13,044,383,738

11

Treasury Master Fund
Statement of net assets—April 30, 2012

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2012 in valuing the Fund’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government
obligations	$—	$6,493,439,289	$—	$6,493,439,289
Repurchase
agreements	—	6,536,502,000	—	6,536,502,000
Total	$—	$13,029,941,289	$—	$13,029,941,289

Portfolio footnotes

1 Rates shown are the discount rates at date of purchase.

12	See accompanying notes to financial statements

Tax-Free Master Fund
Statement of net assets—April 30, 2012

Security description	Face amount	Value
Municipal bonds and notes—79.70%
Alabama—0.84%
Birmingham Special Care Facilities Financing
Authority Revenues Refunding
(Methodist Home Aging),
0.250%, VRD	$5,230,000	$5,230,000
Mobile County Industrial Development
Authority Pollution Control Revenue
Refunding (ExxonMobil Project),
0.210%, VRD	4,525,000	4,525,000
		9,755,000
Alaska—3.59%
Anchorage Tax Anticipation Notes,
2.000%, due 08/31/12	20,000,000	20,125,846
Valdez Marine Terminal Revenue Refunding
(Exxon Pipeline Co. Project),
0.200%, VRD	2,670,000	2,670,000
Series A,
0.210%, VRD	18,855,000	18,855,000
		41,650,846
Arizona—0.72%
AK-Chin Indian Community Revenue,
0.280%, VRD	4,300,000	4,300,000
Pima County Industrial Development
Authority Industrial Revenue
(Tucson Electric Power Co.-Irvington Project),
0.250%, VRD	300,000	300,000
Salt River Project Agricultural Improvement &
Power District Electric Systems Revenue
(Barclays Capital Municipal Trust Receipts,
Series 9W),
0.270%, VRD[1,2]	3,750,000	3,750,000
		8,350,000
California—3.48%
California Health Facilities Financing Authority
Revenue (Adventist Health Systems), Series A,
0.220%, VRD	5,200,000	5,200,000

13

Tax-Free Master Fund
Statement of net assets—April 30, 2012

Security description	Face amount	Value
Municipal bonds and notes—(continued)
California—(concluded)
California Infrastructure & Economic Development
Bank Revenue (Jewish Community Center),
Series A,
0.280%, VRD	$2,700,000	$2,700,000
California State Economic Recovery, Series C-5,
0.250%, VRD	3,400,000	3,400,000
San Diego County & School District Note
Participations Tax & Revenue Anticipation
Notes, Series A,
2.000%, due 06/29/12	3,000,000	3,008,388
San Diego County Certificates of Participation
(San Diego Foundation),
0.230%, VRD	2,000,000	2,000,000
Sonoma-Marin Area Rail Transportation
District, Measure Q Sales Tax Revenue
(Sales & Use Tax), Series A
(Mandatory Put 01/10/13 @ 100),
1.000%, due 01/10/13	4,000,000	4,005,933
Ventura County Tax & Revenue
Anticipation Notes,
2.250%, due 06/29/12	20,000,000	20,063,474
		40,377,795
Colorado—3.64%
Aurora Water Improvement Revenue (JP Morgan
PUTTERs, Series 2010) (AMBAC Insured),
0.270%, VRD[1,2]	11,990,000	11,990,000
Colorado Educational & Cultural Facilities
Authority Revenue (National Jewish
Federation Board Program), Series C-6,
0.240%, VRD	3,380,000	3,380,000
Colorado State Education Loan Program Tax And
Revenue Anticipation Notes,
2.000%, due 06/29/12	4,775,000	4,789,117
Colorado State Education Loan Program, Series A,
2.000%, due 06/29/12	5,000,000	5,015,049

14

Tax-Free Master Fund
Statement of net assets—April 30, 2012

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Colorado—(concluded)
Denver City & County Certificates of
Participation Refunding,
Series A2,
0.240%, VRD	$6,865,000	$6,865,000
Series A3,
0.240%, VRD	10,230,000	10,230,000
		42,269,166
Connecticut—1.18%
Connecticut Health & Educational Facilities
Authority Revenue (Yale University), Series Y-2,
0.220%, VRD	3,000,000	3,000,000
Connecticut State (JP Morgan PUTTERs,
Series 1170) (FGIC Insured),
0.270%, VRD[1,2]	10,735,000	10,735,000
		13,735,000
District of Columbia—0.34%
District of Columbia Revenue (German Marshall
Fund of the United States),
0.250%, VRD	4,000,000	4,000,000
Florida—1.81%
Florida State Board of Education (Public Education
Capital Outlay Bonds), Series H (AGM Insured)
5.250%, due 06/01/12	3,000,000	3,013,129
Gainesville Utilities System Revenue, Series A,
0.250%, VRD	2,485,000	2,485,000
Hillsborough County School Board Certificates of
Participation (Master Lease Program),
Series C (NATL-RE Insured),
0.280%, VRD	6,600,000	6,600,000
Jacksonville Health Facilities Authority Hospital
Revenue Refunding (Baptist), Series D,
0.280%, VRD	2,925,000	2,925,000
Orlando & Orange County Expressway
Authority Revenue Refunding,
Series C-4 (AGM Insured),
0.220%, VRD	6,000,000	6,000,000
		21,023,129

15

Tax-Free Master Fund
Statement of net assets—April 30, 2012

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Georgia—2.97%
Cobb County Tax Anticipation Notes,
1.500%, due 11/30/12	$10,000,000	$10,077,996
Forsyth County Water & Sewer Authority
Revenue (JP Morgan PUTTERs,
Series 2253) (AGM Insured),
0.290%, VRD[1,2]	4,750,000	4,750,000
Georgia State, Series G,
5.000%, due 12/01/12	4,000,000	4,114,247
Metropolitan Atlanta Rapid Transit Authority
Sales Tax Revenue, Series B,
0.240%, VRD	2,400,000	2,400,000
Private Colleges & Universities Authority
Revenue (Emory University), Series B-1,
0.210%, VRD	1,300,000	1,300,000
Private Colleges & Universities Authority Revenue
Refunding (Mercer University), Series C,
0.260%, VRD	8,415,000	8,415,000
Thomasville Hospital Authority Revenue
Anticipation Certificates (John Archbold),
Series B,
0.250%, VRD	3,395,000	3,395,000
		34,452,243
Idaho—0.43%
Idaho Tax Anticipation Notes,
2.000%, due 06/29/12	5,000,000	5,013,980
Illinois—3.76%
Chicago Board of Education Refunding
(Dedicated Revenues), Series A-2,
0.240%, VRD	5,900,000	5,900,000
Chicago (Neighborhoods Alive 21), Series B,
0.260%, VRD	10,900,000	10,900,000
City of Chicago,
Series D-1,
0.230%, VRD	5,000,000	5,000,000
Series D-2,
0.230%, VRD	5,000,000	5,000,000

16

Tax-Free Master Fund
Statement of net assets—April 30, 2012

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Illinois—(concluded)
Chicago Sales Tax Revenue Refunding,
0.270%, VRD	$7,660,000	$7,660,000
Illinois Development Finance Authority Revenue
(Chicago Symphony Orchestra),
0.240%, VRD	4,700,000	4,700,000
Quad Cities Regional Economic Development
Authority Revenue (Two Rivers YMCA Project),
0.280%, VRD	4,460,000	4,460,000
		43,620,000
Indiana—3.75%
Indiana Development Finance Authority Revenue
(Educational Facilities-Culver Educational),
0.260%, VRD	5,000,000	5,000,000
Indiana Finance Authority Environmental Revenue
Refunding (Duke Energy Industrial Project),
Series A-5,
0.240%, VRD	3,000,000	3,000,000
Indiana Finance Authority Environmental
Revenue Refunding (Duke Energy, Inc.
Project), Series A-4,
0.260%, VRD	22,700,000	22,700,000
Indiana Municipal Power Agency Power Supply
Systems Revenue Refunding, Series A,
0.250%, VRD	4,440,000	4,440,000
Marshall County Economic Development Revenue
(Culver Educational Foundation Project),
0.260%, VRD	8,400,000	8,400,000
		43,540,000
Iowa—0.23%
Iowa Finance Authority Private College Revenue
Facilities (Morningside College Project),
0.280%, VRD	2,695,000	2,695,000
Kentucky—2.63%
Breckinridge County Lease Program Revenue
(Kentucky Association Leasing Trust), Series A,
0.240%, VRD	8,845,000	8,845,000

17

Tax-Free Master Fund
Statement of net assets—April 30, 2012

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Kentucky—(concluded)
Christian County Association of County’s Leasing
Trust Lease Program, Series A,
0.240%, VRD	$3,010,000	$3,010,000
Shelby County Lease Revenue, Series A,
0.240%, VRD	7,925,000	7,925,000
Trimble County Association of Counties Leasing
Trust Lease Program Revenue, Series A,
0.240%, VRD	6,380,000	6,380,000
Williamstown League of Cities Funding
Trust Lease Revenue, Series A,
0.240%, VRD	4,350,000	4,350,000
		30,510,000
Louisiana—0.33%
East Baton Rouge Parish Industrial Development
Board, Inc. Revenue (ExxonMobil Project),
Series A,
0.200%, VRD	3,800,000	3,800,000
Maryland—1.65%
Washington Suburban Sanitation District Bond
Anticipation Notes,
Series A,
0.330%, VRD	11,515,000	11,515,000
Series A-7,
0.330%, VRD	2,950,000	2,950,000
Series A-9,
0.320%, VRD	4,650,000	4,650,000
		19,115,000
Massachusetts—2.58%
Massachusetts Development Finance Agency
Revenue (Boston University), Series U-6E,
0.210%, VRD	2,800,000	2,800,000

18

Tax-Free Master Fund
Statement of net assets—April 30, 2012

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Massachusetts—(concluded)
Massachusetts Development Finance
Agency Revenue Refunding
(Higher Education-Smith College),
0.220%, VRD	$3,492,000	$3,492,000
Massachusetts Health & Educational
Facilities Authority Revenue
(Citigroup ROCS RR-II-R-11585),
0.250%, VRD[1,2]	10,000,000	10,000,000
Massachusetts Health & Educational
Facilities Authority Revenue
(Henry Heywood), Series C,
0.250%, VRD	2,890,000	2,890,000
Massachusetts Health & Educational
Facilities Authority Revenue
(Pooled Loan Program), Series N,
0.250%, VRD	5,270,000	5,270,000
University of Massachusetts Building
Authority Revenue Refunding, Series 1,
0.200%, VRD	5,450,000	5,450,000
		29,902,000
Michigan—3.76%
Green Lake Township Economic
Development Corp. Revenue Refunding
(Interlochen Center Project),
0.240%, VRD	3,900,000	3,900,000
University of Michigan Refunding (Hospital),
Series A-2,
0.250%, VRD	9,000,000	9,000,000
University of Michigan Refunding
(Medical Service Plan), Series A-1,
0.250%, VRD	17,680,000	17,680,000
University of Michigan Revenues (Hospital),
Series A,
0.250%, VRD	13,035,000	13,035,000
		43,615,000

19

Tax-Free Master Fund
Statement of net assets—April 30, 2012

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Minnesota—0.45%
Rochester Health Care Facilities Revenue
(Mayo Clinic), Series B,
0.200%, VRD	$5,200,000	$5,200,000
Mississippi—2.33%
Mississippi Business Finance
Commission Gulf Opportunity Zone
(Chevron USA, Inc. Project), Series D,
0.240%, VRD	14,000,000	14,000,000
Series E,
0.220%, VRD	7,300,000	7,300,000
Series I,
0.230%, VRD	1,000,000	1,000,000
Series K,
0.250%, VRD	3,000,000	3,000,000
Series L,
0.240%, VRD	1,800,000	1,800,000
		27,100,000
Missouri—2.47%
Missouri Health & Educational Facilities Authority
Educational Facilities Revenue
(Washington University), Series C,
0.250%, VRD	3,200,000	3,200,000
Missouri State Health & Educational Facilities
Authority (SSM Health Care), Series E,
0.220%, VRD	11,210,000	11,210,000
Missouri State Health & Educational Facilities
Authority Educational Facilities Revenue
(De Smet Jesuit High School),
0.280%, VRD	4,190,000	4,190,000
Missouri State Health & Educational Facilities
Authority Educational Facilities Revenue
(Washington University), Series C,
0.250%, VRD	5,100,000	5,100,000
St. Louis General Fund Revenue Tax
& Revenue Anticipation Notes,
2.000%, due 06/29/12	5,000,000	5,013,003
		28,713,003

20

Tax-Free Master Fund
Statement of net assets—April 30, 2012

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Nebraska—0.82%
Lancaster County Hospital Authority No.1
Hospital Revenue Refunding
(Bryanlgh Medical Center), Series B-1,
0.280%, VRD	$9,555,000	$9,555,000
New Hampshire—0.15%
New Hampshire Health & Educational
Facilities Authority Revenue
(Dartmouth College), Series A,
0.260%, VRD	1,700,000	1,700,000
New York—5.25%
City of New York NY, Subseries G-7,
0.220%, VRD	10,000,000	10,000,000
Metropolitan Transportation Authority,
Subseries B-1,
0.220%, VRD[1,2]	600,000	600,000
New York City Transitional Finance Authority
(New York City Recovery), Series 3,
Subseries 3-F,
0.230%, VRD	400,000	400,000
New York City Transitional Finance Authority
Revenue (New York City Recovery),
Series 3, Subseries 3-B,
0.230%, VRD	8,900,000	8,900,000
New York State Dormitory Authority Revenue
State Supported Debt (City University),
Series D,
0.220%, VRD	3,600,000	3,600,000
New York,
Subseries L-4,
0.240%, VRD	7,595,000	7,595,000
Subseries L-6,
0.230%, VRD	13,990,000	13,990,000
Triborough Bridge & Tunnel Authority Revenues,
Series B-2C,
0.230%, VRD	15,870,000	15,870,000
		60,955,000

21

Tax-Free Master Fund
Statement of net assets—April 30, 2012

Security description	Face amount	Value
Municipal bonds and notes—(continued)
North Carolina—5.09%
Guilford County, Series B,
0.230%, VRD	$1,855,000	$1,855,000
Mecklenburg County, Series B,
0.240%, VRD	5,570,000	5,570,000
New Hanover County (School),
0.240%, VRD	2,485,000	2,485,000
North Carolina (Public Improvement), Series D,
0.220%, VRD	6,000,000	6,000,000
North Carolina Capital Facilities Finance
Agency Educational Facilities Revenue
(Campbell University),
0.250%, VRD	5,645,000	5,645,000
North Carolina Medical Care Commission Hospital
Revenue (Duke University Hospital Project),
Series A,
0.210%, VRD	4,800,000	4,800,000
University of North Carolina Chapel Hill Revenue,
Series B,
0.250%, VRD	15,475,000	15,475,000
Wake County (Public Improvement),
Series B,
0.210%, VRD	17,300,000	17,300,000
		59,130,000
Ohio—0.90%
Columbus Sewer Revenue
(JP Morgan PUTTERs, Series 2456),
0.250%, VRD[1,2]	2,800,000	2,800,000
Ohio Higher Educational Facilities Commission
Revenue (JP Morgan PUTTERs, Series 3244Z),
0.250%, VRD[1,2]	2,845,000	2,845,000
Ohio Higher Educational Facilities Revenue
(Oberlin College Project),
0.240%, VRD	4,800,000	4,800,000
		10,445,000

22

Tax-Free Master Fund
Statement of net assets—April 30, 2012

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Oregon—0.03%
Salem Hospital Facility Authority Revenue
(Salem Hospital Project), Series B,
0.230%, VRD	$400,000	$400,000
Pennsylvania—5.07%
Allegheny County Higher Education Building
Authority University Revenue Refunding
(Carnegie Mellon University),
0.250%, VRD	5,900,000	5,900,000
Montgomery County, Series A,
0.250%, VRD	10,025,000	10,025,000
Pennsylvania Higher Educational Facilities
Authority College & University Revenues
(St. Joseph’s University), Series A,
0.230%, VRD	2,000,000	2,000,000
Pennsylvania University Refunding, Series B
(Mandatory Put 06/01/12 @100),
0.300%, VRD	7,850,000	7,850,000
Philadelphia Authority for Industrial Development
Lease Revenue Refunding, Series B-3,
0.240%, VRD	5,325,000	5,325,000
Philadelphia School District Refunding, Series C
0.220%, VRD	3,000,000	3,000,000
Pittsburgh Water & Sewer Authority Water &
Sewer Systems Revenue (1st Lien), Series B2,
0.250%, VRD	1,400,000	1,400,000
University of Pittsburgh of the Commonwealth
Systems of Higher Education,
2.000%, due 06/18/12	12,000,000	12,026,327
Washington County Authority Refunding
(University of Pennsylvania),
0.230%, VRD	3,535,000	3,535,000
Washington County Hospital Authority Revenue
(Monongahela Valley Hospital Project)
Series A,
0.240%, VRD	2,540,000	2,540,000

23

Tax-Free Master Fund
Statement of net assets—April 30, 2012

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Pennsylvania—(concluded)
Westmoreland County Industrial Development
Authority Revenue (Excela Health Project),
Series B,
0.260%, VRD	$5,300,000	$5,300,000
		58,901,327
South Carolina—1.39%
Piedmont Municipal Power Agency Electric
Revenue Refunding, Series C,
0.220%, VRD	10,950,000	10,950,000
South Carolina Jobs Economic Development
Authority Hospital Revenue Refunding
(Anmed Health Project), Series C,
0.220%, VRD	1,995,000	1,995,000
South Carolina Jobs Economic Development
Authority Hospital Revenue Refunding
(Regional Medical Center of Orangeburg),
0.240%, VRD	3,150,000	3,150,000
		16,095,000
Tennessee—0.41%
Sevier County Public Building Authority (Local
Government Public Improvement), Series B-1,
0.250%, VRD	4,735,000	4,735,000
Texas—7.84%
Alamo Community College District (Citigroup
ROCS Series RR-II-R-883WF) (FGIC Insured),
0.240%, VRD[1,2]	7,750,000	7,750,000
Harris County Cultural Educational Facilities
Finance Corp. Revenue (Methodist Hospital),
Sub series C-1,
0.230%, VRD	5,900,000	5,900,000
Harris County Health Facilities Development Corp.
Revenue Refunding (Methodist Hospital
Systems),
Series A-1,
0.230%, VRD	10,280,000	10,280,000
Series A-2,
0.230%, VRD	8,400,000	8,400,000

24

Tax-Free Master Fund
Statement of net assets—April 30, 2012

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Texas—(concluded)
Houston Higher Education Finance Corp. Higher
Education Revenue (Rice University Project),
Series A,
0.230%, VRD	$1,800,000	$1,800,000
Series B,
0.220%, VRD	11,795,000	11,795,000
Lower Neches Valley Authority Industrial
Development Corp. Revenue
(ExxonMobil Project),
0.200%, VRD	4,400,000	4,400,000
San Antonio Hotel Occupancy Revenue
Refunding (Sub Lien),
0.250%, VRD	4,235,000	4,235,000
Texas (JP Morgan PUTTERs, Series 3238),
0.250%, VRD[1,2]	2,165,000	2,165,000
Texas State (Bank of America Austin Certificates,
Series 2008-1053),
0.310, VRD[1,2]	6,670,000	6,670,000
Texas State Mobility, Series B,
0.230%, VRD	7,165,000	7,165,000
Texas State Transportation Commission Revenue
(JP Morgan PUTTERs, Series 2563),
0.250%, VRD[1,2]	3,330,000	3,330,000
Texas Tax & Revenue Anticipation Notes, Series A,
2.500%, due 08/30/12	10,000,000	10,074,000
University of Texas (Financing Systems), Series B,
0.160%, VRD	7,000,000	7,000,000
		90,964,000
Vermont—0.58%
Winooski Special Obligation Refunding, Series A,
0.220%, VRD	6,755,000	6,755,000
Virginia—3.52%
Albermarle County Economic Development
Authority Hospital Revenue
(Martha Jefferson Hospital), Series A,
0.200%, VRD	10,150,000	10,150,000

25

Tax-Free Master Fund
Statement of net assets—April 30, 2012

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Virginia—(concluded)
Virginia Commonwealth University,
Series A
0.260%, VRD	$750,000	$750,000
Virginia Small Business Financing
Authority Hospital Revenue
(Carilion Clinic Obligation), Series B,
0.250%, VRD	29,930,000	29,930,000
		40,830,000
Washington—4.98%
Central Puget Sound Regional Transportation
Authority Sales & Use Tax Revenue
(JP Morgan PUTTERs, Series 2643Z),
0.250%, VRD[1,2]	4,995,000	4,995,000
Energy Northwest Electric Revenue (JP Morgan
PUTTERs, Series 1282) (AMBAC-TCRs Insured),
0.270%, VRD[1,2]	15,415,000	15,415,000
King County (Multi Modal Ltd. Tax Sewer),
Series B,
0.200%, VRD	1,500,000	1,500,000
King County Sewer Revenue (Junior Lien),
Series A,
0.260%, VRD	10,575,000	10,575,000
Seattle Water System Revenue (Morgan
Stanley Floater Certificates, Series 2170)
(AGM Insured),
0.240%, VRD[1,2]	5,085,000	5,085,000
Washington (JP Morgan PUTTERs,
Series 2650Z) (AGM Insured),
0.250%, VRD[1,2]	3,995,000	3,995,000
Washington Health Care Facilities Authority
(Multicare Health Systems), Series D,
0.250%, VRD	8,625,000	8,625,000
Washington Housing Finance Commission
Multifamily Housing Revenue Refunding
(New Haven Apartments) (FNMA Insured),
0.230%, VRD	3,900,000	3,900,000

26

Tax-Free Master Fund
Statement of net assets—April 30, 2012

Security description	Face amount	Value
Municipal bonds and notes—(concluded)
Washington—(concluded)
Washington Housing Finance Commission
Multifamily Housing Revenue
Refunding (Washington Terrace),
0.230%, VRD	$3,750,000	$3,750,000
		57,840,000
Wisconsin—0.73%
State of Wisconsin
2.000%, due 06/15/12	5,000,000	5,011,342
Wisconsin Health & Educational Facilities Authority
Revenue (Meriter Hospital, Inc.), Series A,
0.280%, VRD	3,410,000	3,410,000
		8,421,342
Total municipal bonds and notes (cost—$925,163,831)		925,163,831
Tax-exempt commercial paper—20.17%
California—1.08%
California State Health Facilities Financing
(Stanford Hospital), Series B-2, Subseries 2,
0.230%, due 06/07/12	4,500,000	4,500,000
Los Angeles Department of Water and Power,
0.130%, due 05/03/12	5,000,000	5,000,000
Riverside County Teeter Plan,
0.200%, due 05/14/12	3,000,000	3,000,000
		12,500,000
Connecticut—1.10%
Yale University,
0.200%, due 06/11/12	7,775,000	7,775,000
0.170%, due 06/14/12	5,000,000	5,000,000
		12,775,000
Florida—0.69%
Florida Local Government,
0.170%, due 06/05/12	7,978,000	7,978,000
Georgia—0.26%
Atlanta Airport,
0.260%, due 05/08/12	3,048,000	3,048,000

27

Tax-Free Master Fund
Statement of net assets—April 30, 2012

Security description	Face amount	Value
Tax-exempt commercial paper—(continued)
Illinois—0.65%
Illinois Educational Facilities Authority Revenue,
0.130%, due 05/09/12	$7,485,000	$7,485,000
Kentucky—1.72%
Pendleton County Multi-County Lease Revenue
(Associated Counties Leasing Program),
0.550%, due 5/14/12	10,000,000	10,000,000
0.580%, due 5/14/12	10,000,000	10,000,000
		20,000,000
Maryland—1.59%
Johns Hopkins University,
0.130%, due 06/12/12	5,000,000	5,000,000
0.130%, due 06/14/12	9,000,000	9,000,000
0.130%, due 06/20/12	4,500,000	4,500,000
		18,500,000
Massachusetts—1.29%
Harvard University,
0.150%, due 06/11/12	10,000,000	10,000,000
0.120%, due 06/13/12	5,000,000	5,000,000
		15,000,000
Minnesota—2.24%
Mayo Clinic,
0.140%, due 08/21/12	20,000,000	20,000,000
0.220%, due 09/13/12	6,000,000	6,000,000
		26,000,000
Missouri—1.68%
University of Missouri,
0.170%, due 05/01/12	3,500,000	3,500,000
0.130%, due 05/07/12	5,000,000	5,000,000
0.200%, due 05/09/12	11,000,000	11,000,000
		19,500,000
New York—0.86%
Metropolitan Transportation Authority,
0.130%, due 05/02/12	10,000,000	10,000,000

28

Tax-Free Master Fund
Statement of net assets—April 30, 2012

Security description	Face amount	Value
Tax-exempt commercial paper—(concluded)
Tennessee—0.86%
Vanderbilt University,
0.190%, due 06/01/12	$5,000,000	$5,000,000
0.170%, due 06/01/12	5,000,000	5,000,000
		10,000,000
Texas—2.84%
Methodist Hospital,
0.280%, due 08/06/12	10,000,000	10,000,000
State of Texas,
0.170%, due 08/30/12	5,000,000	5,000,000
University of Texas,
0.120%, due 06/14/12	18,000,000	18,000,000
		33,000,000
Virginia—0.52%
University of Virginia,
0.150%, due 08/09/12	6,000,000	6,000,000
Washington—0.43%
University of Washington,
0.160%, due 06/06/12	5,000,000	5,000,000
Wisconsin—0.81%
City of Milwaukee,
0.240%, due 05/07/12	4,395,000	4,395,000
0.130%, due 05/09/12	5,000,000	5,000,000
		9,395,000
Wyoming—1.55%
PacifiCorp,
0.250%, due 05/08/12	18,000,000	18,000,000
Total tax-exempt commercial paper (cost—$234,181,000)		234,181,000
Total investments (cost—$1,159,344,831
which approximates cost for federal income
tax purposes)—99.87%		1,159,344,831
Other assets in excess of liabilities—0.13%		1,446,721
Net assets—100.00%		$1,160,791,552

29

Tax-Free Master Fund
Statement of net assets—April 30, 2012

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2012 in valuing the Fund’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds
and notes	$—	$925,163,831	$—	$925,163,831
Tax-exempt
commercial paper	—	234,181,000	—	234,181,000
Total	$—	$1,159,344,831	$—	$1,159,344,831

Portfolio footnotes

[1] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 8.35% of net assets as of April 30, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[2] The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

Portfolio acronyms

AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
FGIC	Financial Guaranty Insurance Company
FNMA	Federal National Mortgage Association
NATL-RE	National Reinsurance
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
TCRs	Transferable Custodial Receipts
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of April 30, 2012 and reset periodically.

30	See accompanying notes to financial statements

Master Trust

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

Understanding a Master Fund’s expenses (unaudited)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2011 to April 30, 2012.

Actual expenses
The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

31

Master Trust

Understanding a Master Fund’s expenses (unaudited) (continued)

Hypothetical example for comparison purposes
The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

32

Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

Prime Master Fund

	Beginning account value November 1, 2011	Ending account value April 30, 2012	Expenses paid during period[1] 11/01/11 to 04/30/12	Expense ratio during the period
Actual	$1,000.00	$1,001.20	$0.50	0.10%
Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.37	0.50	0.10

Treasury Master Fund

	Beginning account value November 1, 2011	Ending account value April 30, 2012	Expenses paid during period[1] 11/01/11 to 04/30/12	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.35	0.07%
Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.52	0.35	0.07

Tax-Free Master Fund

	Beginning account value November 1, 2011	Ending account value April 30, 2012	Expenses paid during period[1] 11/01/11 to 04/30/12	Expense ratio during the period
Actual	$1,000.00	$1,000.20	$0.50	0.10%
Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.37	0.50	0.10

[1] Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one-half year period).

33

Prime Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	04/30/12	10/31/11	04/30/11
Weighted average maturity[1]	50 days	43 days	51 days
Net assets (bln)	$15.7	$17.1	$29.6

Portfolio composition[2]	04/30/12	10/31/11	04/30/11
Commercial paper	35.4%	40.8%	50.3%
Certificates of deposit	28.0	16.3	14.6
US government and agency obligations	19.6	24.5	13.5
Repurchase agreements	12.1	8.6	16.4
Time deposits	1.9	4.9	0.6
Short-term corporate obligations	3.0	3.0	0.8
Bank note	—	2.1	—
US master note	—	—	3.2
Other assets less liabilities	0.0 [3]	(0.2)	0.6
Total	100.0%	100.0%	100.0%

[1] The Master Fund is actively managed, and its weighted average maturity will differ over time.
[2] Weightings represent percentages of the Master Fund’s net assets as of the dates indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.
[3] Represents less than 0.05% of net assets as of the date indicated.

An investment in Prime Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

34

Treasury Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	04/30/12	10/31/11	04/30/11
Weighted average maturity[1]	46 days	47 days	48 days
Net assets (bln)	$13.0	$12.6	$7.2

Portfolio composition[2]	04/30/12	10/31/11	04/30/11
Repurchase agreements	50.1%	53.5%	58.0%
US government obligations	49.8	48.3	34.6
Other assets less liabilities	0.1	(1.8)	7.4
Total	100.0%	100.0%	100.0%

[1] The Master Fund is actively managed, and its weighted average maturity will differ over time.
[2] Weightings represent percentages of the Master Fund’s net assets as of the dates indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

An investment in Treasury Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

35

Tax-Free Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	04/30/12	10/31/11	04/30/11
Weighted average maturity[1]	20 days	20 days	21 days
Net assets (bln)	$1.2	$1.3	$1.5

Portfolio composition[2]	04/30/12	10/31/11	04/30/11
Municipal bonds and notes	79.7%	86.9%	82.2%
Tax-exempt commercial paper	20.2	13.0	17.0
Other assets less liabilities	0.1	0.1	0.8
Total	100.0%	100.0%	100.0%

[1] The Master Fund is actively managed, and its weighted average maturity will differ over time.
[2] Weightings represent percentages of the Master Fund’s net assets as of the dates indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

An investment in Tax-Free Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

36

(This page has been left blank intentionally)

Master Trust
Statement of operations

For the year ended April 30, 2012
Prime Master Fund
Investment income:
Interest	$57,585,823
Securities lending income
(includes $201 earned from an affiliated entity)	1,992
57,587,815
Expenses:
Investment advisory and administration fees	19,478,372
Trustees’ fees	119,959
Net expenses	19,598,331
Net investment income	37,989,484
Net realized gain	475,186
Net increase in net assets resulting from operations	$38,464,670

Treasury Master Fund
Investment income:
Interest	$8,820,240
Expenses:
Investment advisory and administration fees	11,609,868
Trustees’ fees	64,672
11,674,540
Fee waiver by advisor	(4,132,289)
Net expenses	7,542,251
Net investment income	1,277,989
Net realized gain	4,091
Net increase in net assets resulting from operations	$1,282,080

Tax-Free Master Fund
Investment income:
Interest	$2,154,698
Expenses:
Investment advisory and administration fees	1,309,777
Trustees’ fees	25,454
Interest expense	3,728
1,338,959
Fee waiver by advisor	(15,681)
Net expenses	1,323,278
Net investment income	831,420
Net realized gain	60,390
Net increase in net assets resulting from operations	$891,810

38	See accompanying notes to financial statements

Master Trust
Statement of changes in net assets

	For the years ended April 30,
	2012	2011
Prime Master Fund
From operations:
Net investment income	$37,989,484	$48,397,996
Net realized gain	475,186	97,704
Net increase in net assets resulting from operations	38,464,670	48,495,700
Net increase (decrease) in net assets from
beneficial interest transactions	(13,919,355,966)	6,929,088,964
Net increase (decrease) in net assets	(13,880,891,296)	6,977,584,664
Net assets:
Beginning of year	29,569,453,738	22,591,869,074
End of year	$15,688,562,442	$29,569,453,738

Treasury Master Fund
From operations:
Net investment income	$1,277,989	$7,040,471
Net realized gain	4,091	19,906
Net increase in net assets resulting from operations	1,282,080	7,060,377
Net increase (decrease) in net assets from
beneficial interest transactions	5,823,395,477	(122,879,014)
Net increase (decrease) in net assets	5,824,677,557	(115,818,637)
Net assets:
Beginning of year	7,219,706,181	7,335,524,818
End of year	$13,044,383,738	$7,219,706,181

Tax-Free Master Fund
From operations:
Net investment income	$831,420	$2,916,015
Net realized gain	60,390	6,398
Net increase in net assets resulting from operations	891,810	2,922,413
Net decrease in net assets from
beneficial interest transactions	(325,884,510)	(450,269,676)
Net decrease in net assets	(324,992,700)	(447,347,263)
Net assets:
Beginning of year	1,485,784,252	1,933,131,515
End of year	$1,160,791,552	$1,485,784,252

See accompanying notes to financial statements	39

Master Trust
Financial highlights

Selected financial data throughout each period is presented below.

Year ended April 30, 2012
Prime Master Fund
Ratios to average net assets:
Expenses before fee waivers by advisor	0.10%
Expenses after fee waivers by advisor	0.10%
Net investment income	0.19%
Supplemental data:
Net assets, end of period (000’s)	$15,688,562

Treasury Master Fund
Ratios to average net assets:
Expenses before fee waivers by advisor	0.10%
Expenses after fee waivers by advisor	0.06%
Net investment income	0.01%
Supplemental data:
Net assets, end of period (000’s)	$13,044,384

Tax-Free Master Fund
Ratios to average net assets:
Expenses before fee waivers by advisor	0.10%
Expenses after fee waivers by advisor	0.10%[2]
Net investment income	0.06%
Supplemental data:
Net assets, end of period (000’s)	$1,160,792

[1] Commencement of operations.
[2] Waiver by advisor represents less than 0.005%.
[3] Annualized.
[4] Amount represents less than 0.005%.

40	See accompanying notes to financial statements

Years ended April 30,					For the period August 28, 2007[1] to April 30, 2008
2011	2010		2009

0.10%	0.10%		0.10%		0.10%	[3]
0.10%	0.10%	[2]	0.10%		0.10%	[3]
0.21%	0.25%		1.90%		4.28%	[3]

$29,569,454	$22,591,869		$19,607,887		$13,948,101

0.10%	0.10%		0.10%		0.10%	[3]
0.10%[2]	0.10%		0.10%	[2]	0.10%	[3]
0.09%	0.12%		0.77%		2.96%	[3]

$7,219,706	$7,335,525		$10,699,897		$6,711,384

0.10%	0.10%		0.10%		0.10%	[3]
0.10%	0.10%	[2]	0.04%		0.00%	[3,4]
0.18%	0.20%		1.42%		2.73%	[3]

$1,485,784	$1,933,132		$2,770,040		$2,642,116

See accompanying notes to financial statements	41

Master Trust
Notes to financial statements

Organization and significant accounting policies
Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended, as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007.

Each Master Fund commenced operations on August 28, 2007. On August 28, 2007, the Prime Master Fund and Treasury Master Fund received substantially all of the net assets of UBS Select Prime Institutional Fund (then known as UBS Select Money Market Fund) and UBS Select Treasury Institutional Fund (then known as UBS Select Treasury Fund) (open-end registered investment companies affiliated with the Master Funds) in exchange for ownership interests in the respective Master Funds.

In the normal course of business the Master Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Master Funds’ financial

42

Master Trust
Notes to financial statements

statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments
Investments are valued at amortized cost unless Master Trust’s Board of Trustees (the “Master Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Master Funds is performed in an effort to ensure that amortized cost approximates market value.

GAAP requires disclosure surrounding the various inputs that are used in determining the value of Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.
Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3—Unobservable inputs inclusive of Master Fund’s own assumptions in determining the fair value of investments.

In accordance with the requirements of GAAP, a fair value hierarchy has been included near the end of each Master Fund’s Statement of net assets.

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in US GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between US GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the

43

Master Trust
Notes to financial statements

sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosure about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

In December 2011, FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosures are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of US GAAP and those entities that prepare their financial statements on the basis of IFRS. ASU 2011-11 requires entities to: disclose both gross and net information about both instruments and transactions eligible for offset in the financial statements; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. At this time, management is evaluating the implications of ASU 2011-11 and its impact on the financial statements.

Repurchase agreements
The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of

44

Master Trust
Notes to financial statements

default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”).

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund assessed a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income
Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk
The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments, including those particular to a specific industry, country, state or region.

Investment advisor and administrator
The Master Board has approved an investment advisory and administration contract (“Management Contract”) with respect to each Master Fund under

45

Master Trust
Notes to financial statements

which UBS Global AM serves as investment advisor and administrator. In accordance with the Management Contract, each Master Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At April 30, 2012, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund owed UBS Global AM $1,317,553, $1,066,790 and $96,575, respectively, for investment advisory and administration fees. In exchange for these fees, UBS Global AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Funds, including any transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS Global AM estimates that these fees and expenses will be less than 0.01% of each Master Fund’s average daily net assets. At April 30, 2012, UBS Global AM owed $19,156, $13,435 and $4,780 for the independent trustees fees to Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, respectively. In addition, UBS Global AM has undertaken to waive fees in the event that the current Master Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At April 30, 2012, UBS Global AM owed Treasury Master Fund $35,973 for this additional fee waiver. For the year ended April 30, 2012, UBS Global AM voluntarily waived $4,132,289 and $15,681 for Treasury Master Fund and Tax-Free Master Fund, respectively.

Additional information regarding compensation to affiliate of a board member
Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct

46

Master Trust
Notes to financial statements

transactions, resulting in him being an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the year ended April 30, 2012, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate values as follows:

Prime Master Fund	$29,131,539,354
Treasury Master Fund	25,429,109,694
Tax-Free Master Fund	644,721,000

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Fund’s investment manger, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Securities lending
Each Master Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. A Master Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, a Master Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. A Master Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. State Street Bank and Trust Company serves as the Master Funds’ lending agent. At April 30, 2012, the Master Funds did not have any securities on loan.

47

Master Trust
Notes to financial statements

Bank line of credit
Tax-Free Master Fund participates with other funds managed or advised by UBS Global AM in a $100 million credit facility with State Street Bank and Trust Company (“Committed Credit Facility”), to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of interests of Tax-Free Master Fund at the request of the interest holders and other temporary or emergency purposes. Under the Committed Credit Facility arrangement, Tax-Free Master Fund has agreed to pay commitment fees, pro rata, based on the relative asset size of the funds in the Committed Credit Facility, which fees are paid by UBS Global AM, not Tax-Free Master Fund, pursuant to the Management Contract. Tax-Free Master Fund borrows based upon prevailing rates in effect at the time of borrowing. For the year ended April 30, 2012, Tax-Free Master Fund had an average daily amount of outstanding borrowings of $19,665,346 for six days with a related weighted average annualized interest rate of 1.137%, which resulted in $3,728 of interest expense.

Beneficial interest transactions

	For the years ended April 30,
Prime Master Fund	2012	2011
Contributions	$45,655,074,151	$62,006,201,623
Withdrawals	(59,574,430,117)	(55,077,112,659)
Net increase (decrease) in beneficial interest	$(13,919,355,966)	$6,929,088,964

	For the years ended April 30,
Treasury Master Fund	2012	2011
Contributions	$27,556,159,797	$15,572,222,458
Withdrawals	(21,732,764,320)	(15,695,101,472)
Net increase (decrease) in beneficial interest	$5,823,395,477	$(122,879,014)

	For the years ended April 30,
Tax-Free Master Fund	2012	2011
Contributions	$1,077,234,035	$1,496,454,004
Withdrawals	(1,403,118,545)	(1,946,723,680)
Net decrease in beneficial interest	$(325,884,510)	$(450,269,676)

48

Master Trust
Notes to financial statements

Federal tax status
Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS Global AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

As of and during the year ended April 30, 2012, the Master Funds did not have any liabilities for any uncertain tax positions. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of operations. During the year ended April 30, 2012, the Master Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2012, remains subject to examination by the Internal Revenue Service and state taxing authorities.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. One of the more prominent changes addresses capital loss carryforwards. Under the Act, each Master Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

49

Master Trust
Report of independent registered public
accounting firm

To the Interestholders and Board of Trustees of Master Trust

We have audited the accompanying statements of net assets of Master Trust (comprising, respectively, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund) (the “Trust”) as of April 30, 2012, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2012 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

50

Master Trust

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting Master Trust at April 30, 2012, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the indicated periods, in conformity with US generally accepted accounting principles.

New York, New York
June 26, 2012

51

Master Trust
General information (unaudited)

Monthly and quarterly portfolio holdings disclosure
The Master Funds will file their complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Funds upon request by calling 1-800-647 1568.

In addition, the Master Funds disclose, on a monthly basis: (a) a complete schedule of their portfolio holdings; and (b) information regarding their weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Prime Master Fund is available on a weekly basis at the Web address noted in the Fund’s offering documents.

Proxy voting policies, procedures and record
You may obtain a description of each Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

52

(This page has been left blank intentionally)

Master Trust
Supplemental information (unaudited)

Board of Trustees & Officers
Master Trust (the “Trust”) is governed by a Board of Trustees which oversees each Master Fund’s operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with Master Trust, the length of time served as a trustee or officer of Master Trust, the trustee’s or officer’s principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustees or for which a person served as an officer, and other directorships held by the trustees.

Part B of Master Trust’s registration statement, as amended, contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

Interested Trustees

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years
Meyer Feldberg††; 70 Morgan Stanley 1585 Broadway 36th Floor New York, NY 10036	Trustee	Since 2007

Professor Feldberg is Dean Emeritus and Professor of Leadership and Ethics at Columbia Business School, although on an extended leave of absence. He is also a senior advisor to Morgan Stanley (financial services) (since March 2005). Professor Feldberg also serves as president of New York City Global Partners (an organization located in part of the Office of the Mayor of the City of New York that promotes interaction with other cities around the world) (since May 2007). Prior to July 2004, he was Dean and Professor of Management of the Graduate School of Business at Columbia University (since 1989).

54

Master Trust
Supplemental information (unaudited)

Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Professor Feldberg is a director or trustee of 22 investment companies (consisting of 57 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor or manager.	Professor Feldberg is also a director of Macy’s, Inc. (operator of department stores), Revlon, Inc. (cosmetics), SAPPI, Ltd. (producer of paper), and the New York City Ballet.

55

Master Trust
Supplemental information (unaudited)

Interested Trustees (concluded)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years
Barry Mandinach†††; 56 UBS Global Asset Management (US) Inc. 1285 Avenue of the Americas New York, NY 10019	Trustee	Since 2010

Mr. Mandinach is a managing director of UBS Global Asset Management (US) Inc. and UBS Global AM (collectively, “UBS Global AM—Americas region”). He has been with UBS Global AM— Americas region or its predecessors since 2001. He is the Head of Institutional & Wholesale Business (US) (since 2009) as well as Chief Marketing Officer (US) (since 2006).

Independent Trustees
Richard Q. Armstrong; 77 c/o Keith A. Weller Assistant Fund Secretary UBS Global Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, NY 10019	Trustee and Chairman of the Board of Trustees	Since 2007

Mr. Armstrong is chairman and principal of R.Q.A. Enterprises (management consulting firm) (since April 1991 and principal occupation since March 1995). Mr. Armstrong was president or chairman of a number of packaged goods companies (responsible for such brands as Canada Dry, Dr. Pepper, Adirondack Beverages and Moët Hennessy) (from 1982 until 1995).

Alan S. Bernikow; 71 207 Benedict Ave. Staten Island NY 10314	Trustee	Since 2007

Mr. Bernikow is retired. He was a consultant on non-management matters for the firm of Deloitte & Touche (international accounting and consulting firm) (from June 2003 until 2007). Previously, he was deputy chief executive officer at Deloitte & Touche.

56

Master Trust
Supplemental information (unaudited)

Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Mr. Mandinach is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM serves as investment advisor or manager.	None

Mr. Armstrong is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM serves as investment advisor or manager.	None

Mr. Bernikow is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM serves as investment advisor or manager.

Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as the chair of the compensation committee), a director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee) and a director of the Casual Male Retail Group, Inc. (menswear) (and serves as a member of its audit committee and as a member of its nominating and corporate governance committee). He is also a director of Premier American Bank, N.A.

57

Master Trust
Supplemental information (unaudited)

Independent Trustees (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years
Richard R. Burt; 65 McLarty Associates 900 17th Street NW, 8th Floor Washington DC 20006	Trustee	Since 2007

Mr. Burt is a managing director of McLarty Associates (a consulting firm) (since April 2007). He was chairman of IEP Advisors (international investments and consulting firm) until February 2009. Prior to April 2007, he was chairman of Diligence Inc. (information and risk management firm).

Bernard H. Garil; 72 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2007

Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice-president of the variable insurance product funds advised by OpCap Advisors (until 2001).

Heather R. Higgins; 52 255 E. 49th St., Suite 23D New York, NY 10017	Trustee	Since 2007

Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves (or had served) on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable. She also serves on the board of the Hoover Institution (from 2001–2007 and since January 2009).

58

Master Trust
Supplemental information (unaudited)

Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Mr. Burt is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM serves as investment advisor or manager.	Mr. Burt is also a director of The Central Europe & Russia Fund, Inc., The European Equity Fund, Inc. and The New Germany Fund, Inc.

Mr. Garil is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM serves as investment advisor or manager.

Mr. Garil is also a director of OFI Trust Company (commercial trust company), the Leukemia & Lymphoma Society (voluntary health organization) and a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

Ms. Higgins is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM serves as investment advisor or manager.	None

59

Master Trust
Supplemental information (unaudited)

Officers

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Joseph Allessie*; 46	Vice President and Assistant Secretary	Since 2007

Mr. Allessie is an executive director (since 2007) (prior to which he was a director) and deputy general counsel (since 2005) at UBS Global AM—Americas region. Mr. Allessie is a vice president and assistant secretary of 17 investment companies (consisting of 97 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Rose Ann Bubloski*; 44	Vice President and Assistant Treasurer	Since 2011

Ms. Bubloski is a director (since March 2012) (prior to which she was an associate director) and senior manager of the US mutual fund treasury administration department of UBS Global AM— Americas region. She was a vice president and assistant treasurer of certain UBS funds (from 2004 to 2007). She was vice president at Cohen & Steers Capital Management, Inc. (investment manager) (from 2007 to 2008). She is vice president and assistant treasurer of 17 investment companies (consisting of 97 portfolios) for which UBS Global AM serves as investment advisor or manager.

60

Master Trust
Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Mark E. Carver*; 48	President	Since 2010

Mr. Carver is a managing director and Head of Product Development and Management—Americas for UBS Global AM—Americas region (since 2008). In this role, he oversees product development and management for both wholesale and institutional businesses. He is a member of the Americas Management Committee (since 2008) and the Regional Operating Committee (since 2008). Prior to 2008, Mr. Carver held a number of product-related or sales responsibilities with respect to funds, advisory programs and separately managed accounts. Mr. Carver joined a predecessor of an affiliated firm in 1985 and has been with UBS Global AM—Americas region (or its affiliates) since 1996. Mr. Carver is president of 17 investment companies (consisting of 97 portfolios) for which UBS Global AM serves as investment advisor or manager.

Thomas Disbrow*; 46	Vice President and Treasurer	Since 2007

Mr. Disbrow is a managing director (since 2011) (prior to which he was an executive director) (since 2007) and head of North American Fund Treasury (since 2011) of UBS Global AM—Americas region. Mr. Disbrow is a vice president and treasurer of 17 investment companies (consisting of 97 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

61

Master Trust
Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Michael J. Flook*; 47	Vice President and Assistant Treasurer	Since 2007

Mr. Flook is a director (since 2010) (prior to which he was an associate director) (since 2006) and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Mr. Flook is a vice president and assistant treasurer of 17 investment companies (consisting of 97 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Elbridge T. Gerry III*; 55	Vice President	Since 2007

Mr. Gerry is a managing director—municipal fixed income of UBS Global AM—Americas region (since 2001). Mr. Gerry is a vice president of five investment companies (consisting of 21 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Erin O. Houston*; 35	Vice President	Since 2009	Ms. Houston is a director (since March 2012) (prior to which she was an associate director) (since 2009) and portfolio manager (since 2009) of UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, Ms. Houston was with Western Investors (from 2005 to 2009) and Citigroup Asset Management (2005). Ms. Houston is a vice president of four investment companies (consisting of 20 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

62

Master Trust
Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Mark F. Kemper**; 54	Vice President and Secretary	Since 2007

Mr. Kemper is a managing director (since 2006) and head of the legal department of UBS Global AM—Americas region (since 2004). He has been secretary of UBS Global AM—Americas region (since 2004), assistant secretary of UBS Global Asset Management Trust Company (since 1993) and secretary of UBS AM Holdings (USA) Inc. (since 2001). Mr. Kemper is vice president and secretary of 17 investment companies (consisting of 97 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Joanne M. Kilkeary*; 44	Vice President and Assistant Treasurer	Since 2007	Ms. Kilkeary is a director (since 2008) (prior to which she was an associate director) (since 2000) and a senior manager (since 2004) of the US mutual fund treasury administration department of UBS Global AM—Americas region. Ms. Kilkeary is a vice president and assistant treasurer of 17 investment companies (consisting of 97 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

63

Master Trust
Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Tammie Lee*; 41	Vice President and Assistant Secretary	Since 2007

Ms. Lee is an executive director (since 2010) (prior to which she was a director) (since 2005) and associate general counsel of UBS Global AM—Americas region (since 2005). Ms. Lee is a vice president and assistant secretary of 17 investment companies (consisting of 97 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Joseph McGill*; 50	Vice President and Chief Compliance Officer	Since 2007

Mr. McGill is a managing director (since 2006) and chief compliance officer (since 2003) at UBS Global AM—Americas region. Mr. McGill is a vice president and chief compliance officer of 17 investment companies (consisting of 97 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Ryan Nugent*; 34	Vice President	Since 2009	Mr. Nugent is a director (since 2010) (prior to which he was an associate director) (since 2004) and portfolio manager (since 2005) of UBS Global AM—Americas region. Prior to that he was an assistant portfolio manager to the tax free money market funds (since 2002). Mr. Nugent is a vice president of four investment companies (consisting of 20 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

64

Master Trust
Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Nancy Osborn*; 46	Vice President and Assistant Treasurer	Since 2007

Mrs. Osborn is a director (since 2010) (prior to which she was an associate director) and a senior manager of the US mutual fund treasury administration department of UBS Global AM— Americas region (since 2006). Mrs. Osborn is a vice president and assistant treasurer of 17 investment companies (consisting of 97 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Robert Sabatino**; 38	Vice President	Since 2007	Mr. Sabatino is a managing director (since 2010) (prior to which he was an executive director) (since 2007), head of US taxable money markets (since 2009) and portfolio manager of UBS Global AM—Americas region in the short duration fixed income group (since 2001). Mr. Sabatino is a vice president of six investment companies (consisting of 37 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

65

Master Trust
Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Eric Sanders*; 46	Vice President and Assistant Secretary	Since 2007

Mr. Sanders is a director and associate general counsel of UBS Global AM—Americas region (since 2005). Mr. Sanders is a vice president and assistant secretary of 17 investment companies (consisting of 97 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Andrew Shoup*; 55	Vice President and Chief Operating Officer	Since 2007	Mr. Shoup is a managing director and global head of the global treasury administration department of UBS Global AM—Americas region (since 2006). Mr. Shoup is also a director of UBS (IRL) Fund p.l.c. (since 2008). Mr. Shoup is a vice president and chief operating officer of 17 investment companies (consisting of 97 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

66

Master Trust
Supplemental information (unaudited)

Officers (concluded)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Keith A. Weller*; 50	Vice President and Assistant Secretary	Since 2007	Mr. Weller is an executive director and senior associate general counsel of UBS Global AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and assistant secretary of 17 investment companies (consisting of 97 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

*	This person’s business address is 1285 Avenue of the Americas, New York, New York 10019-6028.
**	This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.
†	Each trustee serves an indefinite term of office. Officers of the Fund are appointed by the trustees and serve at the pleasure of the Board.
††	Professor Feldberg is deemed an “interested person” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) because he is a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions.
†††	Mr. Mandinach is deemed an “interested person” of the Trust as defined in the 1940 Act because of his employment by UBS Global AM—Americas region.

67

Trustees
Richard Q. Armstrong Chairman Alan S. Bernikow Richard R. Burt	Meyer Feldberg Bernard H. Garil Heather R. Higgins Barry M. Mandinach

Principal Officers
Mark E. Carver President Mark F. Kemper Vice President and Secretary Elbridge T. Gerry III Vice President Erin O. Houston Vice President	Thomas Disbrow Vice President and Treasurer Robert Sabatino Vice President Ryan Nugent Vice President

Manager for the Master Funds UBS Global Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, New York 10019-6028

Placement Agent UBS Global Asset Management (US) Inc. 1285 Avenue of the Americas New York, New York 10019-6028

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

©UBS 2012. All rights reserved.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. (The registrant has designated the code of ethics adopted pursuant to Sarbanes-Oxley as a “Code of Conduct” to lessen the risk of confusion with its separate code of ethics adopted pursuant to Rule 17j-1 under the Investment Company Act of 1940, as amended.)

Item 3. Audit Committee Financial Expert.

The registrant’s Board has determined that the following person serving on the registrant’s Audit Committee is an “audit committee financial expert” as defined in item 3 of Form N-CSR: Alan S. Bernikow. Mr. Bernikow is independent as defined in item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees:
For the fiscal years ended April 30, 2012 and April 30, 2011, the aggregate Ernst & Young LLP (EY) audit fees for professional services rendered to the registrant were approximately $133,500 and $126,000, respectively.

Fees included in the audit fees category are those associated with the annual audits of financial statements and services that are normally provided in connection with statutory and regulatory filings.

(b)	Audit-Related Fees:
In each of the fiscal years ended April 30, 2012 and April 30, 2011, the aggregate audit-related fees billed by EY for services rendered to the registrant that are reasonably related to the performance of the audits of the financial statements, but not reported as audit fees, were approximately $10,800 and $10,578, respectively.

Fees included in the audit-related fees category are those associated with (1) the reading and providing of comments on the 2011 and 2010 semiannual financial statements and (2) review of the consolidated 2010 and 2009 reports on the profitability of the UBS Funds to UBS Global Asset Management (Americas) Inc. and its affiliates to assist the board members in their annual advisory/administration contract and service/distribution plan reviews.

There were no audit-related fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(c)	Tax Fees:

In each of the fiscal years ended April 30, 2012 and April 30, 2011, the aggregate tax fees billed by EY for professional services rendered to the registrant were approximately $25,200 and $25,200 respectively.

Fees included in the tax fees category comprise all services performed by professional staff in the independent accountant’s tax division except those services related to the audit. This category comprises fees for review of tax compliance, tax return preparation and excise tax calculations.

There were no tax fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(d)	All Other Fees:

In each of the fiscal years ended April 30, 2012 and April 30, 2011, there were no fees billed by EY for products and services, other than the services reported in Item 4(a)-(c) above, rendered to the registrant.

Fees included in the all other fees category would consist of services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the registrant.

There were no “all other fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(e)	(1) Audit Committee Pre-Approval Policies and Procedures:

The registrant’s Audit Committee (“audit committee”) has adopted an “Audit Committee Charter (Amended and Restated as of May 12, 2004 – with revisions through February 2012)” (the “charter”). The charter contains the audit committee’s pre-approval policies and procedures. Reproduced below is an excerpt from the charter regarding pre-approval policies and procedures:

The [audit]Committee shall:

…

2.

Pre-approve (a) all audit and permissible non-audit services[1] to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to UBS Global [Asset Management (Americas) Inc. (“UBS Global AM”)] and any Covered Service Providers, if the engagement relates directly to the operations and financial reporting of the Fund. In carrying out this responsibility, the Committee shall seek periodically from UBS Global [AM] and from the independent auditors a list of such audit and permissible non-audit services that can be expected to be rendered to the Fund, UBS Global [AM] or any Covered Service Providers by the Fund’s independent auditors, and an estimate of the fees sought to be paid in connection with such services. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to a sub-committee consisting of the Chairperson of the Committee and two other members of the Committee as the Chairperson, from time to time, may determine and appoint, and such sub-committee shall report to the Committee, at its next regularly scheduled meeting after the sub-committee’s meeting, its decision(s). From year to year, the Committee shall report to the Board whether this system of pre-approval has been effective and efficient or whether this Charter should be amended to allow for pre-approval pursuant to such policies and procedures as the Committee shall approve, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than UBS Global [AM] or the Fund’s officers).

____________________

[1] The Committee will not approve non-audit services that the Committee believes may taint the independence of the auditors. Currently, permissible non-audit services include any professional services (including tax services) that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, UBS Global [AM] and any service providers controlling, controlled by or under common control with UBS Global [AM] that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors (during the fiscal year in which the permissible non-audit services are provided) by (a) the Fund, (b) its investment adviser and (c) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)	(2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:
There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2012 and April 30, 2011 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2012 and April 30, 2011 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

Tax Fees:
There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2012 and April 30, 2011 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2012 and April 30, 2011 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

All Other Fees:
There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2012 and April 30, 2011 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2012 and April 30, 2011 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

(f)	According to EY, for the fiscal year ended April 30, 2012, the percentage of hours spent on the audit of the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of EY was 0%.

(g)	For the fiscal years ended April 30, 2012 and April 30, 2011, the aggregate fees billed by EY of $555,550 and $175,778, respectively, for non-audit services rendered on behalf of the registrant (“covered”), its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser (“non-covered”) that provides ongoing services to the registrant for each of the last two fiscal years of the registrant is shown in the table below:
	2012	2011
Covered Services	$36,000	$35,778
Non-Covered Services	519,550	140,000

(h)

The registrant’s audit committee was not required to consider whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Investments.

(a) Included as part of the report to shareholders filed under Item 1 of this form.
(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Global Asset Management, UBS Building, One North Wacker Drive, Chicago, IL 60606, Attn: Mark Kemper, Secretary, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Code of Ethics as required pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (and designated by registrant as a “Code of Conduct”) is filed herewith as Exhibit EX-99.CODE ETH.

(a)	(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.CERT.

(a)	(3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – not applicable to the registrant.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	July 9, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	July 9, 2012

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	July 9, 2012